Capital and reserves - Summary of Movements of Called Up Share Capital (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares
Disclosure of classes of share capital [line items]
Allotted and fully paid beginning balance	£ 585
Changes during the year - share option schemes	2	£ 6	£ 2
Changes during the year - shares bought back and cancelled		0
Changes during the year - treasury shares cancelled		0
Allotted and fully paid ending balance	£ 577	£ 585
Ordinary shares
Disclosure of classes of share capital [line items]
Allotted and fully paid beginning balance (in shares) | shares	2,342,825,304	2,456,941,909	2,456,867,420
Changes during the year - share option schemes (in shares) | shares	89,960	275,824	74,489
Changes during the year - shares bought back and cancelled (in shares) | shares	(30,460,763)	(27,392,429)
Changes during the year - treasury shares cancelled (in shares) | shares		(87,000,000)
Allotted and fully paid ending balance (in shares) | shares	2,312,454,501	2,342,825,304	2,456,941,909
Allotted and fully paid beginning balance	£ 585	£ 614	£ 614
Changes during the year - share option schemes	0	0	0
Changes during the year - shares bought back and cancelled	(8)	(7)
Changes during the year - treasury shares cancelled		(22)
Allotted and fully paid ending balance	£ 577	£ 585	£ 614